Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2010 and 2011 are as follows:

	LCD display network	Poster frame network	Internet advertising	Traditional outdoor billboards	Total
Balance as of January 1, 2010	$406,096,193	$—	$4,272,498	$—	$410,368,691
Goodwill acquired during the year	—	3,958,444	—	—	3,958,444
Goodwill recorded as a result of contingent consideration resolved	5,038,676	15,551,019	—	—	20,589,695
Goodwill impairment	—	(5,736,134)	—	—	(5,736,134)
Disposal of subsidiaries	—	—	(4,272,498)	—	(4,272,498)
Translation adjustments	399,355	27,079	—	—	426,434

Balance as of December 31, 2010	411,534,224	13,800,408	—	—	425,334,632
Goodwill acquired during the year	6,044,821	2,175,992	—	19,731,162	27,951,975
Goodwill recorded as a result of contingent consideration resolved	1,270,599	3,211,257	—	—	4,481,856
Translation adjustments	699,894	258,614		385,705	1,344,213

Balance as of December 31, 2011	$419,549,538	$19,446,271	$—	$20,116,867	$459,112,676

Gross Amount and Accumulated Impairment Losses by Segment

The gross amount and accumulated impairment losses by segment as of December 31, 2010 and 2011 are as follows:

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$411,596,247	422,196,951	$24,836,040	$858,629,238
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(433,294,606)

Balance as of December 31, 2010	$411,534,224	$13,800,408	$—	$425,334,632

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$419,611,561	427,842,814	$44,952,907	$892,407,282
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(433,294,606)

Balance as of December 31, 2011	$419,549,538	$19,446,271	$20,116,867	$459,112,676